32. RELATED PARTY TRANSACTIONS (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Remuneration	R$ 25	R$ 34	R$ 32
Profit sharing (reversal)	6	4	1
Assistance benefits	1	3	2
Total	R$ 32	R$ 41	R$ 35